STOCKHOLDERS' EQUITY STATEMENTS - USD ($) $ in Millions	Total		Common stock and paid-in capital	Retained earnings	Accumulated other comprehensive income
Balance, beginning of period at Jun. 30, 2012			$ 65,797	$ (856)	$ 1,422
Common stock issued			920
Net income	$ 21,863			21,863
Other comprehensive income (loss)	321				321
Common stock cash dividends				(7,694)
Common stock repurchased			(2,014)	(3,418)
Stock-based compensation expense			2,406
Stock-based compensation income tax benefits			190
Other, net			7
Balance, end of period at Jun. 30, 2013	78,944		67,306	9,895	1,743
Common stock issued			607
Net income	22,074	[1]		22,074
Other comprehensive income (loss)	1,965				1,965
Common stock cash dividends				(9,271)
Common stock repurchased			(2,328)	(4,988)
Stock-based compensation expense			2,446
Stock-based compensation income tax benefits			272
Other, net			63
Balance, end of period at Jun. 30, 2014	89,784		68,366	17,710	3,708
Common stock issued			634
Net income	12,193	[2]		12,193
Other comprehensive income (loss)	(1,186)				(1,186)
Common stock cash dividends				(10,063)
Common stock repurchased			(3,700)	(10,744)
Stock-based compensation expense			2,574
Stock-based compensation income tax benefits			588
Other, net			3
Balance, end of period at Jun. 30, 2015	$ 80,083		$ 68,465	$ 9,096	$ 2,522

[1]	Includes a tax provision adjustment recorded in the fourth quarter of fiscal year 2014 related to adjustments to prior years' liabilities for intercompany transfer pricing which decreased net income by $458 million and diluted EPS by $0.05.
[2]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $2.5 billion of integration and restructuring expenses, primarily costs associated with our restructuring plans, which decreased fiscal year 2015 net income by $10.0 billion and diluted EPS by $1.15.